Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans
(20)	Employee Benefit Plans

The Company has a 401(k) Profit Sharing plan. For the years ended December 31, 2016 and 2015, the Company’s contributions were approximately $101,000 and $93,000, respectively.

The Company provided a supplemental executive retirement plans for certain of its officers and a supplemental executive retirement plans for the CEO. The terms of the plan agreements provide for a specific percentage of the participants compensation to be accrued for deferred compensation of which one participant is still receiving a salary deferral. The remaining participants are no employed by the Company and are receiving distributions. The Company is accruing interest on these undisbursed deferred amounts at a rate of 6%. The CEO plan entitles the CEO to an annual benefit in the amount of 40% of his “final pay,” defined as the highest annualized base salary and bonus from the three years prior to Mr. Samuel’s separation from service, disability or death, including the year such separation occurs. The benefit percentage could increase to 50% or 60%, provided certain core earnings thresholds are met by Sunshine Bank in any calendar year before his separation from service. The normal retirement benefit under the SERP is payable in monthly installments over a period of 15 years. The Company expenses the present value of the estimated future payments as a charge to operations. For the years ended December 31, 2016 and 2015, the Company expense in connection with the plans was approximately $456,000 and $381,000, respectively. At December 31, 2016 and 2015, the balance in the accrued deferred compensation accounts was $2.3 million and $2.3 million, respectively, and it was included with other liabilities in the consolidated balance sheets.

Employee Stock Ownership Plan [Member]
Employee Benefit Plans
(24)	Employee Stock Ownership Plan

The Holding Company has established an ESOP which acquired 8% of the total number of shares of common stock sold during the Company’s initial public offering. A total of 338,560 shares were acquired in exchange for a $3,385,600 indirect note payable from the Employee Stock Ownership Plan Trust to the Holding Company. The note bears interest at a variable rate based on Prime and is payable in thirty annual installments.

ESOP shares were as follows (dollars in thousands, except per share amounts):

	2016	2015
Allocated shares	33,855	22,571
Unallocated shares	304,705	315,989

Total ESOP shares	338,560	338,560

Fair value of unallocated shares	$5,223	$4,803